Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Eldridge AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge AAA CLO ETF
Class Name	Eldridge AAA CLO ETF
Trading Symbol	CLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.cloxfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$21	0.20%
[1]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the Fund’s Net Asset Value (“NAV”) reached $219.9 million, from $72.7 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 100.2% CLO AAA bonds and -0.2% cash and other.
For the 12-month period ended August 31, 2025, the Fund issued 7,150,000 new shares at a weighted average price of $25.46 per share, raising $182 million in equity.
For the 12-month period ended August 31, 2025, the Fund had 28 units (1,400,000 shares) of cash redemptions.
As of August 31, 2025, the Fund’s NAV was $25.58 per share, which was up from $25.51 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2025, the Fund returned 5.99% on a NAV basis and 5.99% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO AAA Index, had a return of 5.94% for the same period.
From inception through August 31, 2025, the Fund returned 7.06% on a NAV basis and 7.16% on a market price basis. Comparatively, the Fund’s benchmark had a return of 7.04% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Eldridge AAA CLO ETF NAV	5.99	7.06
Bloomberg U.S. Aggregate Bond Index	3.14	4.34
JP Morgan CLOIE AAA Total Return Index	5.94	7.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit http://www.cloxfund.com for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2025, the Fund made monthly distributions totalling $6.8 million or $1.42 per share with an average of $0.12 per share per month. From inception through August 31, 2025, the Fund has made monthly distributions totalling $10.1 million or $3.10 per share. None of the Fund’s dividends to date has been a return of capital.

Net Assets	$ 219,947,484
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 259,749
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$219,947,484
Number of Holdings	92
Net Advisory Fee	$259,749
Portfolio Turnover	65%
30-Day SEC Yield	5.42%
30-Day SEC Yield Unsubsidized	5.42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers (% of net assets)
Benefit Street Partners CLO Ltd.	8.2%
Palmer Square CLO Ltd.	7.4%
ARES CLO	7.0%
CIFC Funding Ltd.	6.9%
Sixth Street CLO	5.0%
Neuberger Berman CLO Ltd.	4.9%
OCP CLO Ltd.	4.7%
Goldentree Loan Opportunities Ltd.	4.2%
Bain Capital Credit CLO	4.0%
Madison Park Funding Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	100.2%
Cash & Other	-0.2%

Industry (% of net assets)
Asset Backed Securities	100.2%
Cash & Other	-0.2%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 1, 2025, Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Effective January 1, 2025, Panagram AAA CLO ETF changed its name to Eldridge AAA CLO ETF.

Updated Prospectus Web Address	http://www.cloxfund.com
Eldridge BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge BBB-B CLO ETF
Class Name	Eldridge BBB-B CLO ETF
Trading Symbol	CLOZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://clozfund.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://clozfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$52	0.50%
[2]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the Fund’s Net Asset Value (“NAV”) reached $844.9 million, from $456.6 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 30.5%  CLO BB bonds, 61.2% in  CLO BBB bonds, and 8.3% cash and other.
For the 12-month period ended August 31, 2025, the Fund issued 30,500,000 new shares at a weighted average price of $26.88 per share, raising $819.9 million in equity.
For the 12-month period ended August 31, 2025, the Fund had 50 units (14,500,000 shares) of cash redemptions and 15 units (1,500,000 shares) of in-kind redemptions.
As of August 31, 2025, the Fund’s NAV was $26.82 per share, which was down from $26.86 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2025, the Fund returned 8.42% on a NAV basis and 8.52% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO High Quality Mezzanine Index, had a return of 8.97% for the same period.
From inception through August 31, 2025, the Fund returned 12.08% on a NAV basis and 12.23% on a market price basis. Comparatively, the Fund’s benchmark had a return of 12.87% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2023)
Eldridge BBB-B CLO ETF NAV	8.42	12.08
Bloomberg U.S. Aggregate Bond Index	3.14	3.47
JP Morgan CLO High Quality Mezzanine Index Total Return	8.97	12.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://clozfund.com/ for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2025, the Fund made monthly distributions totalling $52.9 million or $2.19 per share with an average of $0.18 per share per month. From inception through August 31, 2025, the Fund has made monthly distributions totalling $78.1 million or $5.95 per share. None of the Fund’s dividends to date has been a return of capital.

Net Assets	$ 844,925,706
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 3,373,572
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$844,925,706
Number of Holdings	223
Net Advisory Fee	$3,373,572
Portfolio Turnover	99%
30-Day SEC Yield	7.59%
30-Day SEC Yield Unsubsidized	7.59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers (% of net assets)
CIFC Funding Ltd.	6.2%
Elmwood CLO Ltd.	6.2%
Madison Park Funding Ltd.	5.9%
Carlyle Global Market Strategies	5.6%
Palmer Square CLO Ltd.	4.9%
OHA Credit Funding	4.1%
ARES CLO	3.9%
Neuberger Berman CLO Ltd.	3.8%
OCP CLO Ltd.	3.8%
Regatta Funding Ltd.	3.5%

Security Type (% of net assets)
Collateralized Loan Obligations	91.7%
Cash & Other	8.3%

Industry (% of net assets)
Asset Backed Securities	91.7%
Cash & Other	8.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 1, 2025, Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Effective January 1, 2025,  Panagram BBB-B CLO ETF changed its name to Eldridge BBB-B CLO ETF.

Updated Prospectus Web Address	https://clozfund.com/

[1]
*	Annualized

[2]
*	Annualized